Average Annual Total Returns{- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Telecommunications Portfolio	Telecommunications Portfolio Return Before Taxes Past 1 year	Telecommunications Portfolio Return Before Taxes Past 5 years	Telecommunications Portfolio Return Before Taxes Past 10 years	Telecommunications Portfolio After Taxes on Distributions Past 1 year	Telecommunications Portfolio After Taxes on Distributions Past 5 years	Telecommunications Portfolio After Taxes on Distributions Past 10 years	Telecommunications Portfolio After Taxes on Distributions and Sales Past 1 year	Telecommunications Portfolio After Taxes on Distributions and Sales Past 5 years	Telecommunications Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXYR4 Past 1 year	IXYR4 Past 5 years	IXYR4 Past 10 years
Total	(2.78%)	5.72%	9.50%	(5.93%)	3.35%	7.82%	0.57%	4.17%	7.50%	28.71%	18.47%	16.55%	(0.66%)	1.65%	7.48%